Permanent Equity and Temporary Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stockholders' Equity (Details) [Line Items]
PERMANENT EQUITY AND TEMPORARY EQUITY	Stockholders’ equity
North American Title Acquisition
On the Close Date, the Company issued 10,098,071 shares of common stock and 7,295,759 shares of Series A preferred stock on a 1:1 basis for all outstanding shares of States Title, Inc. On the Close Date, the Company exchanged its convertible notes for 2,335,837 shares of Series A-2 preferred stock and 1,049,637 shares of Series A-1 preferred stock. On the Close Date, the Company issued 7,004,797 shares of Series A-1 preferred stock and warrants to purchase an additional 4,815,798 shares of Series A-1 preferred stock in connection with the North American Title Acquisition (see Note 1 for additional information).
Series B preferred stock and Series C preferred stock capital raise
On June 17, 2019, the Company completed the sale of 2,642,036 shares of its Series B preferred stock for proceeds of $25.0 million, net of financing costs, representing $9.46 per share.
In December 2019, the Company raised $51.5 million, net of financing costs, from the sale of 4,270,182 shares of its Series C preferred stock representing $12.09 per share. Proceeds from the sale of Series C preferred stock were used to pay a portion of principal on the Loan (see Note 10 for additional information), further the Company’s investment in research and development as well as general corporate purposes.
In the first quarter of 2020, the Company raised $70.7 million, net of financing costs, from the sale of 5,849,302 shares of its Series C preferred stock representing $12.09 per share.
Accordingly, on December 22, 2020, the Company amended its articles of incorporation to authorize 54,000,000 shares of common stock with a par value of $0.0001, 7,295,759 shares of Series A preferred stock at a par value of $0.0001, 12,975,006 shares of Series A-1 preferred stock at a par value of $0.0001, 2,335,837 shares of Series A-2 preferred stock at a par value of $0.0001, 2,642,036 shares of Series B preferred stock at a par value of $0.0001 and 10,755,377 shares of Series C preferred stock at a par value of $0.0001.
Preferred stock
Following is a presentation of the key characteristics and shares outstanding for each class of the Company’s preferred stock as of December 31, 2020:

Preferred Stock Class	Issue Date	Price	Dividend Rate	Conversion Price	Liquidation Preference	Shares Outstanding
		$	$	$	$
Series A	Close Date (1)	1.41	0.1129	1.41	1.41	7,295,759
Series A – 1	Close Date (1)	7.16	0.5727	7.16	7.16	8,159,208
Series A – 2	Close Date (2)	5.73	0.4581	5.73	5.73	2,335,837
Series B	6/17/2019	9.46	0.757	9.46	9.46	2,642,036
Series C	12/05-3/15/2020	12.09	0.967	12.09	12.09	10,119,484
_______________
(1)Shares exchanged for Legacy States Title shares in the North American Title Acquisition at a presumed fair value of $1.41 per share (see Note 1 for additional information).
(2)Shares exchanged for convertible notes in the North American Title Acquisition at the price noted (see Note 10 for additional information).
The following terms are applicable to all classes of the Company’s preferred stock.
Holders of the Company’s preferred stock are entitled to receive dividends, when, as and if declared by the board of directors at a defined dividend rate, as presented in the above table by class, per annum, in preference and priority to any declaration or payment of distribution on common stock unless otherwise defined. The right to receive dividends on preferred stock is not cumulative, and no right to dividends may accrue.
In the event of liquidation, dissolution or winding up of the Company, either voluntary or involuntary, holders of all classes of preferred stock shall be entitled to receive preference over common stockholders and others. In the event of liquidation, holders of Series A preferred stock are entitled to a defined liquidation preference, as presented in the above table by class, per share plus all declared but unpaid dividends, if any. If, upon the liquidation, dissolution or winding up of the Company, the assets of the Company legally available for distribution to holders of all classes of preferred shares are insufficient to pay the full liquidation preference and declared but unpaid dividends on all preferred shares, then holders will each receive a pro rata amount of the total assets available in proportion to the full amounts to which they would otherwise be entitled.
Preferred stock may be converted, at the option of the holder thereof, at any time after the date of issuance into that number of fully-paid, non-assessable shares of common stock at the original issue price divided by a conversion price, as presented in the above table by class, subject to periodic adjustment for recapitalizations or other specified events. Automatic conversion into fully-paid, non-assessable shares of common stock at the conversion rate, subject to periodic adjustment for recapitalizations or other specified events, immediately prior to the closing of a firm commitment underwritten initial public offering pursuant to an effective registration statement filed under the Securities Act of 1933, provided the gross proceeds of the conversion are not less than $30 million.
Common stock
Holders of common stock are entitled to one vote for each share held. Common stock is entitled to receive dividends, when, and if declared by the board of directors.
As of December 31, 2020, there were 10,480,902 common shares issued and outstanding.
Conversion of convertible notes
On the Close Date, the Company’s convertible notes were converted to preferred stock in the Company. Series 2017A Notes, with a balance of $13.4 million, including unpaid interest, were converted to 2,335,837 shares of the Company’s Series A-2 preferred stock at a rate of $5.73 per share. Series 2018A Notes, with a balance of $7.5 million including unpaid interest, were converted to 1,049,637 shares of the Company’s Series A-1 preferred stock at a rate of $7.16 per share.

Capitol Investment Corp. V
Stockholders' Equity (Details) [Line Items]
PERMANENT EQUITY AND TEMPORARY EQUITY	PERMANENT EQUITY AND TEMPORARY EQUITY
Preferred Stock
The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors. As of June 30, 2021, and December 31, 2020, there were no shares of preferred stock issued or outstanding.
Common Stock
The Company is authorized to issue 400,000,000 shares of Class A common stock and 50,000,000 shares of Class B common stock, both with a par value of $0.0001 per share.
In connection with the organization of the Company, in May 2017, a total of 8,625,000 shares of Class B common stock were sold to the Sponsors at a price of approximately $0.003 per share, or $25,000, after giving retroactive effect to the dividend of approximately 0.17 shares for each share of Class B common stock outstanding in October 2017, the dividend of one share for each share of Class B common stock outstanding effectuated by the Company in May 2019. On November 3, 2020, the Company effected an approximately 0.8571-for-1 reverse stock split with respect to its Class B common stock, resulting in the Sponsors holding an aggregate of 8,625,000 founder shares. All share and per share amounts have been retroactively restated to reflect the stock dividends and the reverse stock split. This number included an aggregate of 1,125,000 shares of Class B common stock that are subject to forfeiture if the over-allotment option is not exercised by the underwriters. As a result of the underwriters’ election to fully exercise their over-allotment option, a total of 1,125,000 founder shares are no longer subject to forfeiture.
The holders of the founder shares have agreed that the founder shares will not be transferred, assigned or sold until one year after the date of the consummation of an initial Business Combination or earlier if, subsequent to an initial Business Combination, (i) the last sales price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (ii) the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.
The Class B common stock will automatically convert into Class A common stock on the first business day following the consummation of the Company’s initial Business Combination on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities convertible or exercisable for shares of Class A common stock, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of an initial Business Combination, the ratio at which the Class B common stock will convert into Class A common stock will be adjusted so that the number of shares of Class A common stock issuable upon conversion of such Class B common stock will equal, in the aggregate, 20% of the sum of the shares of common stock outstanding upon the completion of the Initial Public Offering plus the number of shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the initial Business Combination (net of redemptions), excluding any shares of Class A common stock or equity-linked securities issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Warrants.
As of June 30, 2021, and December 31, 2020, there were 0 shares and 4,653,015 shares of Class A common stock issued and outstanding, respectively, excluding 34,500,000 shares and 29,846,985 shares of Class A common stock subject to possible redemption, respectively. As of June 30, 2021, and December 31, 2020, there was 8,625,000 shares of Class B common stock issued and outstanding.
The Company determined the common stock subject to redemption to be equal to the redemption value of approximately $10.00 per share of common stock while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Upon considering the impact of the PIPE Investment and associated PIPE Subscription Agreements, it was concluded that the redemption value should include all the Public Shares resulting in the common stock subject to possible redemption being equal to $345,000,000. This resulted in a measurement adjustment to the initial carrying value of the common stock subject to redemption with the offset recorded to additional paid-in capital and accumulated deficit.
PERMANENT EQUITY AND TEMPORARY EQUITY
Preferred Stock
The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2020, there were no shares of preferred stock issued or outstanding.
Common Stock
The Company is authorized to issue 400,000,000 shares of Class A common stock and 50,000,000 shares of Class B common stock, both with a par value of $0.0001 per share.
In connection with the organization of the Company, in May 2017, a total of 8,625,000 shares of Class B common stock were sold to the Sponsors at a price of approximately $0.003 per share, or $25,000, after giving retroactive effect to the dividend of approximately 0.17 shares for each share of Class B common stock outstanding in October 2017, the dividend of one share for each share of Class B common stock outstanding effectuated by the Company in May 2019. On November 3, 2020, the Company effected an approximately 0.8571-for-1 reverse stock split with respect to its Class B common stock, resulting in the Sponsors holding an aggregate of 8,625,000 founder shares. All share and per share amounts have been retroactively restated to reflect the stock dividends and the reverse stock split. This number included an aggregate of 1,125,000 shares of Class B common stock that are subject to forfeiture if the over-allotment option is not exercised by the underwriters. As a result of the underwriters’ election to fully exercise their over-allotment option, a total of 1,125,000 founder shares are no longer subject to forfeiture.
The holders of the founder shares have agreed that the founder shares will not be transferred, assigned or sold until one year after the date of the consummation of an initial Business Combination or earlier if, subsequent to an initial Business Combination, (i) the last sales price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (ii) the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.
The Class B common stock will automatically convert into Class A common stock on the first business day following the consummation of the Company’s initial Business Combination on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities convertible or exercisable for shares of Class A common stock, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of an initial Business Combination, the ratio at which the Class B common stock will convert into Class A common stock will be adjusted so that the number of shares of Class A common stock issuable upon conversion of such Class B common stock will equal, in the aggregate, 20% of the sum of the shares of common stock outstanding upon the completion of the Initial Public Offering plus the number of shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the initial Business Combination (net of redemptions), excluding any shares of Class A common stock or equity-linked securities issued, or to be issued, to any seller in the initial Business Combination and any Founders’ Warrants.
As of December 31, 2020, there was 4,653,015 shares of Class A common stock issued and outstanding, excluding 29,846,985 shares of Class A common stock subject to possible redemption. As of December 31, 2020 and 2019, there was 8,625,000 shares of Class B common stock issued and outstanding.